Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000129136 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129136 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129136 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129136 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129136 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129136 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000129136 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000129571 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000129571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000129571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000129571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000129571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000129571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000129571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000141213 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141213 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141213 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000141213 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141213 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000141213 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000141213 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141213 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141213 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141213 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141213 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000180685 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000180685 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180685 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180685 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180685 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180685 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000180685 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000180685 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000180685 | Israel
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000180685 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000180685 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000180685 | China
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000176655 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176655 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176655 | India
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176655 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176655 | China
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000176655 | Greece
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176655 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176655 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176655 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176655 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176655 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176655 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000157444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000157444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000157444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000157444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000198139 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198139 | China
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000198139 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198139 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198139 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198139 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198139 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198139 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198139 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000198139 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000195635 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000195635 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000195635 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000195635 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000195635 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000195632 | Fuqing Investment Management8600182
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195632 | Mong Duong Finance Holdings BV8600158
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195632 | Standard Chartered8600206
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Greentown China Holdings8600189
Holdings [Line Items]
Percent of Total Investments	2.00%
C000195632 | Pingan Real Estate Capital8600195
Holdings [Line Items]
Percent of Total Investments	1.90%
C000195632 | Piramal Finance8600266
Holdings [Line Items]
Percent of Total Investments	1.80%
C000195632 | Yanlord Land HK8600204
Holdings [Line Items]
Percent of Total Investments	1.70%
C000195632 | VLL International8600317
Holdings [Line Items]
Percent of Total Investments	1.70%
C000195632 | Golomt Bank8600290
Holdings [Line Items]
Percent of Total Investments	1.60%
C000195632 | Vedanta Resources Finance II8600281
Holdings [Line Items]
Percent of Total Investments	1.60%
C000195632 | Perpetual Maturity
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000195632 | Greater than 10 Years
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195632 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195632 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000195632 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000195632 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000210156 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210156 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210156 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210156 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210156 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210156 | India
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000210156 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210156 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000210156 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000210156 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210156 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210156 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000222186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000222186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000222186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000222186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000222186 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000220718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220718 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220718 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000220718 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220718 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000223017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000223017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000223017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000244532 | Exchange - Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000244621 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244621 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244621 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244621 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000244621 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244621 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244621 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244621 | Italy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244621 | France
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000243337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000243337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000243337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000243337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000243337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000243337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000250789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000250789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000251229 | Microsoft8599071
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251229 | Manufacturers & Traders Trust8599057
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251229 | Truist Financial8599233
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251229 | Toronto-Dominion Bank8599299
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251229 | American Express8599137
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251229 | Bank of Nova Scotia8599269
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251229 | Australia & New Zealand Banking Group NY8599120
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251229 | Bank of Nova Scotia8599272
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251229 | Royal Bank of Canada8599291
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251229 | United Parcel Service8599237
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251229 | 9-12 Months
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251229 | 6-9 Months
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000251229 | 3-6 Months
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000251229 | 0-3 Months
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000249978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000249978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000249978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000249978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000254137 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000254137 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000254137 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254137 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000254137 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000254137 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254137 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000254137 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000254137 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000254137 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%